Document and Entity Information	Aug. 24, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 24, 2025
Entity Registrant Name	OMNIAB, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40720
Entity Tax Identification Number	98-1584818
Entity Address Address Line 1	5980 Horton Street, Suite 600
Entity Address City Or Town	Emeryville
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94608
City Area Code	510
Local Phone Number	250-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001846253
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	OABI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	OABIW
Security Exchange Name	NASDAQ